Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions

14    Related Party Transactions

Management fees to Danaos Shipping Company Limited (“the Manager”) amounted to $10.9 million and $9.2 million in the six months ended June 30, 2022 and 2021, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income.

Commissions to the Manager amounted to $6.3 million and $3.5 million in the six months ended June 30, 2022 and 2021, respectively and are presented under “Voyage expenses” in the condensed consolidated statements of income.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $32.1 million and $21.9 million as of June 30, 2022 and December 31, 2021, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. An amount of $0.2 million and $0.1 million as of June 30, 2022 and December 31, 2021, respectively, was due to executive officers and is presented under “Accounts payable” in the condensed consolidated balance sheets.